Subsequent events (Details)		12 Months Ended
	Sep. 01, 2021	Jun. 30, 2021
Hangzhou Hailiang Education Management Co., Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment		Zhejiang, China, 2018
Description of nature of entity's operations and principal activities		Investment holding
Zhejiang Zhuji Hailiang Foreign Language School (?Foreign Language?)
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment		Zhejiang, China, 1995
Description of nature of entity's operations and principal activities		K-9 compulsory curriculum education services
Zhejiang Zhuji Tianma Experimental School (?Tianma Experimental?)
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment		Zhejiang, China, 1995
Description of nature of entity's operations and principal activities		K-9 compulsory curriculum education services
Zhejiang Zhuji Hailiang Primary School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment		Zhejiang, China, 2016
Description of nature of entity's operations and principal activities		K-9 compulsory curriculum education services
Zhejiang Zhuji Hailiang Junior Middle School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment		Zhejiang, China, 2016
Description of nature of entity's operations and principal activities		K-9 compulsory curriculum education services
Lanzhou Hailiang Education Consulting Co., Ltd. [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment		Gansu, China, 2019
Description of nature of entity's operations and principal activities		Investment holding
Lanzhou Hailiang Experimental School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment		Gansu, China, 2020
Description of nature of entity's operations and principal activities		K-9 compulsory curriculum education services
Wuhu Hailiang Education Management Co., Ltd. [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment		Anhui, China, 2020
Description of nature of entity's operations and principal activities		Investment holding
Wuhu Hailiang Experimental School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment		Anhui, China, 2020
Description of nature of entity's operations and principal activities		K-9 compulsory curriculum education services
Jinhua Hailiang Education Technology Co., Ltd. [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment		Zhejiang, China, 2020
Description of nature of entity's operations and principal activities		Investment holding
Wenzhou Hailiang Juxian Education Technology Co., Ltd. (Juxian Technology) [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment		Zhejiang, China, 2020
Description of nature of entity's operations and principal activities		Investment holding
Hailiang Overseas Chinese School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment		Zhejiang, China, 2020
Description of nature of entity's operations and principal activities		K-9 compulsory curriculum education services
Jinhua Hailiang Foreign Language School
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment		Zhejiang, China, 2018
Description of nature of entity's operations and principal activities		K-9 compulsory curriculum education services
Ninghai Hailiang Education Management Co., Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment		Zhejiang, China, 2021
Description of nature of entity's operations and principal activities		Investment holding
Xianghu Future School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment		Zhejiang, China, 2021
Description of nature of entity's operations and principal activities		K-9 compulsory curriculum education services
Feicheng Education Investment
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment		Shandong, China, 2018
Description of nature of entity's operations and principal activities		Investment holding
Feicheng Hailiang Foreign Language School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment		Shandong, China, 2018
Description of nature of entity's operations and principal activities		K-9 compulsory curriculum education services
Subsequent event [member] | Hangzhou Hailiang Education Management Co., Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2018
Description of nature of entity's operations and principal activities	Investment holding
Subsequent event [member] | Zhejiang Zhuji Hailiang Foreign Language School (?Foreign Language?)
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 1995
Description of nature of entity's operations and principal activities	K-9 compulsory curriculum education services
Subsequent event [member] | Zhejiang Zhuji Tianma Experimental School (?Tianma Experimental?)
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 1995
Description of nature of entity's operations and principal activities	K-9 compulsory curriculum education services
Subsequent event [member] | Zhejiang Zhuji Hailiang Primary School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2016
Description of nature of entity's operations and principal activities	K-9 compulsory curriculum education services
Subsequent event [member] | Zhejiang Zhuji Hailiang Junior Middle School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2016
Description of nature of entity's operations and principal activities	K-9 compulsory curriculum education services
Subsequent event [member] | Lanzhou Hailiang Education Consulting Co., Ltd. [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Gansu, China, 2019
Description of nature of entity's operations and principal activities	Investment holding
Subsequent event [member] | Lanzhou Hailiang Experimental School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Gansu, China, 2020
Description of nature of entity's operations and principal activities	K-9 compulsory curriculum education services
Subsequent event [member] | Wuhu Hailiang Education Management Co., Ltd. [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Anhui, China, 2020
Description of nature of entity's operations and principal activities	Investment holding
Subsequent event [member] | Wuhu Hailiang Experimental School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Anhui, China, 2020
Description of nature of entity's operations and principal activities	K-9 compulsory curriculum education services
Subsequent event [member] | Jinhua Hailiang Education Technology Co., Ltd. [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2020
Description of nature of entity's operations and principal activities	Investment holding
Subsequent event [member] | Wenzhou Hailiang Juxian Education Technology Co., Ltd. (Juxian Technology) [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2020
Description of nature of entity's operations and principal activities	Investment holding
Subsequent event [member] | Hailiang Overseas Chinese School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2020
Description of nature of entity's operations and principal activities	K-9 compulsory curriculum education services
Subsequent event [member] | Jinhua Hailiang Foreign Language School
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2018
Description of nature of entity's operations and principal activities	K-9 compulsory curriculum education services
Subsequent event [member] | Ninghai Hailiang Education Management Co., Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2021
Description of nature of entity's operations and principal activities	Investment holding
Subsequent event [member] | Xianghu Future School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2021
Description of nature of entity's operations and principal activities	K-9 compulsory curriculum education services
Subsequent event [member] | Feicheng Education Investment
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Shandong, China, 2018
Description of nature of entity's operations and principal activities	Investment holding
Subsequent event [member] | Feicheng Hailiang Foreign Language School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Shandong, China, 2018
Description of nature of entity's operations and principal activities	K-9 compulsory curriculum education services